Personnel expenses	12 Months Ended
Mar. 31, 2024
Personnel Expenses
Personnel expenses

11. Personnel expenses

	March 31,
	2022	2023	2024
Salaries, wages and other short term employee benefits	741,639	907,523	1,020,823
Contributions to defined contribution plans	37,880	47,321	54,683
Expenses related to defined benefit plans (refer to Note 34)	13,878	11,321	10,490
Share based compensation costs (refer to Note 30)	209,557	152,054	229,260
Employee welfare expenses	18,927	30,215	32,959
Total	1,021,881	1,148,434	1,348,215